OVERVIEW AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
NOTE 1. OVERVIEW AND BASIS OF PRESENTATION

On February 28, 2012, the Company changed its name from Transdel Pharmaceuticals, Inc. to Imprimis Pharmaceuticals, Inc. All prior references to Transdel Pharmaceuticals, Inc. have been changed to Imprimis to reflect the change.

Imprimis Pharmaceuticals, Inc. (“Imprimis” or “Company”) is a specialty pharmaceutical company developing non-invasive, topically delivered products. The Company’s innovative patented Accudel cream formulation technology is designed to facilitate the effective penetration of a variety of products through the skin barrier. Impracor , the Company’s lead pain product, utilizes the Accudel platform technology to deliver the active drug, ketoprofen, a non-steroidal anti-inflammatory drug (“NSAID”), through the skin directly into the underlying musculoskeletal and soft tissues where the drug exerts its anti-inflammatory and analgesic effects. The Company intends to leverage its Accudel platform technology to expand and create a portfolio of topical products for a variety of indications.

As described in Note 4, the Company, on June 26, 2011, filed a voluntary petition for reorganization relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Southern District of California (the “Bankruptcy Court”), Case No. 11-10497-11 (the “Chapter 11 Case”). On November 21, 2011, in connection with the transactions described throughout these notes to the consolidated financial statements, the Company requested that the Bankruptcy Court dismiss the Chapter 11 Case, and on December 9, 2011, the Bankruptcy Court entered an order dismissing the Chapter 11 Case.